Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net profit for the year		$ 359.0	$ 354.6	$ 164.3
Adjustment to net profit for items not affecting cash
Depreciation and amortization expenses		259.5	243.6	241.7
Realization of contribution from suppliers		(27.5)	(30.2)	(29.8)
Losses (reversal) of impairment losses of inventories		3.6	7.0	(4.8)
Adjustment to fair value - Financial investments		11.8	19.3	(0.4)
Expect credit losses (reversal)		11.8	21.1	(10.2)
(Gain) loss on disposal of fixed assets and investments	[1]	7.4	6.2	(29.3)
Income tax and social contribution		(91.4)	202.4	(43.6)
Accrued interest		111.3	174.6	189.7
Interest on marketable securities, net		(18.3)	(18.1)	(7.0)
Share of (profit) loss of investments accounted for under the equity method		6.9	4.3	(10.2)
Foreign exchange, net		36.7	8.7	7.1
Other provisions		25.5	55.4	(7.3)
Others		6.7	5.2	10.9
Changes in assets
Financial investments		86.6	(117.7)	22.9
Derivative financial instruments		(19.3)	(41.5)	21.2
Accounts receivable		25.9	(159.3)	(4.6)
Contract assets		60.5	(114.1)	(4.6)
Customer financing		22.1	25.1	6.6
Inventories		(382.2)	(370.2)	(287.1)
Other assets		(66.2)	(49.4)	(112.4)
Changes in liabilities
Trade accounts payable and Trade accounts payable - Supplier finance arrangements		174.3	204.8	50.2
Other payables		406.3	24.1	69.1
Contract liabilities		150.7	748.1	576.8
Taxes and payroll charges payable		(67.2)	(58.2)	98.6
Unearned income		7.0	2.9	2.8
Net cash generated in operating activities		1,101.5	1,148.7	910.6
Income taxes paid		(73.6)	(101.2)	(120.8)
Interest paid		(157.9)	(176.3)	(172.8)
Net cash provided by operating activities		870.0	871.2	617.0
Investing activities
Acquisition of property, plant and equipment		(187.2)	(200.4)	(238.7)
Proceeds from sale of property, plant and equipment		17.1	12.2	19.3
Additions to intangible assets		(296.7)	(265.8)	(192.1)
Additions to investments in subsidiaries and affiliates, net of cash acquired		(12.3)	(18.3)	(24.0)
Proceeds from sale of financial investments		384.5	49.5	41.2
Investment sale		0.0	0.0	60.2
Acquisition of financial investments		(423.6)	(238.0)	(58.8)
Loans (granted to) collected from customers		(93.5)	60.5	(60.5)
Dividends received		0.0	0.6	5.8
Net cash used in investing activities		(611.7)	(599.7)	(447.6)
Financing activities
Proceeds from loans and financing		2,957.2	775.2	2,000.7
Repayment of loans and financing		(2,814.4)	(1,155.3)	(2,331.9)
Capital increase		0.0	0.0	9.5
Dividends and interest on own capital		(23.6)	0.0	(13.4)
Proceeds from the sale of receivables		40.0	0.0	0.0
Receipt in the offering of subsidiary shares		210.0	65.6	0.0
Costs in the offering of subsidiary shares		(12.5)	(2.4)	0.0
Repurchases of common shares		(186.8)	0.0	0.0
Lease payments		(23.8)	(18.8)	(13.6)
Net cash generated (used) by financing activities		146.1	(335.7)	(348.7)
Increase (decrease) in cash and cash equivalents		404.5	(64.2)	(179.3)
Effects of exchange rate changes on cash and cash equivalents		(17.7)	0.9	(10.0)
Cash and cash equivalents at the beginning of the year		1,563.0	1,626.3	1,815.6
Cash and cash equivalents at the end of the year		$ 1,949.8	$ 1,563.0	$ 1,626.3

[1]	Fixed assets comprise property, plant and equipment, intangible, right of use.